AB Concentrated International Growth Portfolio
SUMMARY INFORMATION AB Concentrated International Growth Portfolio
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 17 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 67 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Concentrated International Growth Portfolio	Class A Shares		Class C Shares		Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Concentrated International Growth Portfolio		Class A	Class C	Advisor Class
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent	[1]	none	none	none
Other Expenses		16.91%	16.88%	16.90%
Total Other Expenses		16.91%	16.88%	16.90%
Total Annual Fund Operating Expenses		18.01%	18.73%	17.75%
Fee Waiver and/or Expense Reimbursement	[2]	(16.71%)	(16.68%)	(16.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.05%	1.05%
[1]	Less than .01%.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through October 31 , 2016 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.30%, 2.05% and 1.05% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Concentrated International Growth Portfolio - USD ($)	Class A	Class C		Advisor Class
After 1 Year	$ 552	$ 308	[1]	$ 107
After 3 Years	$ 3,678	$ 3,553		$ 3,342
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstances, primarily in common stocks of non-U.S. companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term growth potential and that are trading at attractive valuations. The Adviser will employ an appraisal method which attempts to measure each prospective company's quality and growth rate by numerous factors. Such factors will include: a company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry and region, but also against a broad spectrum of investments.

The Fund will invest in a relatively small number of individual stocks, generally 25 to 35 companies. In addition, the Fund is a non-diversified Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), which means that it may invest more of its assets in a smaller number of companies than a diversified fund. The Portfolio will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2.0 billion or more. The Fund's holdings of non-U.S. companies may include some companies located in emerging markets, and at times emerging market companies may make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives, it is not required to do so.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Focused Portfolio/Non-Diversification Risk: Investing in a limited number of companies, or investing more of the Fund's assets in a smaller number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.